Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
6.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheet are analyzed as follows:
December 31, 2022
Long-term debt	43,200
Less: Deferred financing costs	(594)
Total	42,606
Less - current portion	(7,473)
Long-term portion	35,133

Senior long-term debt
July 2022 EnTrust Facility
On July 1, 2022, the loan facility entered into between Seanergy and Kroll Agency Services Limited and Kroll Trustee Services Limited as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders, for the Gloriuship, was amended for the purposes of replacing Seanergy with the Company as guarantor upon the consummation of the Spin-Off. All applicable financial covenants were waived with no material changes in the other terms of the loan facility. In addition, on July 28, 2022, the Company agreed with the lenders to further amend and restate the loan facility for the purposes of, inter alia, increasing the facility by an amount of up to $9,400 (“Upsize Advance”). The loan amount following the utilization of the Upsize Advance was $14,000 with a term of 18 months. The amended loan facility bears a fixed interest of 7.90% and was initially repayable in three quarterly installments of $1,000 commencing nine months after the utilization date of the Upsize Advance and a balloon payment of $11,000 at maturity. The facility is secured by a first priority mortgage over the Gloriuship, general assignments covering earnings, insurances and requisition compensation of the vessel, account pledge agreements concerning the earnings account of the vessel, share pledge agreements concerning the vessel-owning subsidiary’s shares and relevant technical and commercial managers’ undertakings. The facility agreement includes certain restrictions on dividends from the borrower’s accounts and other distributions. On November 8, 2022, the Company proceeded with the prepayment of $1,000, which was applied against the balloon payment. On December 1, 2022, the Company proceeded to a second prepayment of $1,000, which was applied equally against the first and the second repayment installments of the loan, respectively, reducing each such repayment installment to $500. On the date of each repayment, an aggregate amount of $25 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations. As of December 31, 2022, the amount outstanding under the July 2022 EnTrust Facility was $12,000.
August 2022 EnTrust Facility
On August 8, 2022, the Company entered into a new loan facility with Kroll Agency Services Limited and Kroll Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders in order to partially finance the acquisition of the Parosea, Bluesea, Minoansea and Epanastasea. The loan facility amount was originally $63,600, divided into four tranches with a term of 18 months: Tranche A of $16,200 which was secured by the Bluesea, Tranche B of $16,200 which was secured by the Parosea, Tranche C of $15,200 which was secured by the Minoansea and Tranche D of $16,000 secured by the Epanastasea. The facility bore interest at a fixed rate of 7.90% per annum. On November 8, 2022 and December 1, 2022 upon the completion of the sale of the Parosea, and the Bluesea, respectively, the Company completed the prepayment of the relevant tranches of $16,200 each. On the date of each repayment, $257 and $245 of unamortized debt discounts of Parosea and Bluesea, respectively, were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and were included in “Loss in extinguishment of debt” in the consolidated statement of operations. On December 21, 2022, the Company entered into a supplemental agreement pursuant to which upon the completion of the sale of the Minoansea, the lenders agreed to waive the obligation of the Company to prepay Tranche C and continue to make available the relevant amount for the purpose of partially financing the acquisition cost of two new Capesize vessels, the Goodship and Tradership (Notes 5 and 14). Pursuant to this agreement, the fixed interest rate of Tranche C was amended to 9.00% per annum. The amount underlying Tranche C ($15,200) remained blocked in favor of the security agent until the acquisition of the new vessels. The facility is secured by first priority mortgages, general assignments covering earnings, insurances and requisition compensation, account pledge agreements concerning the earnings accounts, shares’ security agreements concerning the vessel-owning subsidiaries’ shares and relevant technical and commercial managers’ undertakings. The facility agreement includes certain restrictions on dividends from the Borrowers’ accounts and other distributions. The loan facility following the prepayments of Tranche A and Tranche B is repayable in one installment of $2,000 at the ninth month after the initialization date, one installment of $1,000 at the twelfth month after the utilization date, one installment of $3,000 at the fifteenth month after the utilization date and a balloon payment of $25,200 at maturity. As of December 31, 2022, the amount outstanding under this facility was $31,200. Pursuant to an amendment and restatement of the subject facility which was entered into on January 30, 2023, the Tranche C was replaced by two tranches of $7,000 and $8,200, secured by the M/V Goodship and M/V Tradership, respectively, upon their delivery (Note 14).
As of December 31, 2022, the Company was in compliance with all covenants relating to its loan facilities as at that date.
As of December 31, 2022, two of the Company’s owned vessels, having a net carrying value of $37,512, were subject to first and second priority mortgages as collaterals to their long-term debt facilities.
The annual principal payments required to be made after December 31, 2022 for all long-term debt, are as follows:
Twelve month periods ending December 31,	Amount
2023	8,000
2024	35,200
Total	43,200